Acquisitions and Dispositions (Schedule of Intangible Assets Acquired) (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2020	Dec. 31, 2020	Dec. 31, 2019
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)		15 years	16 years
Centauri L L C
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 226
Weighted Average Amortization Period (in years)	13 years
Centauri L L C | Funded backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 28
Weighted Average Amortization Period (in years)	1 year
Centauri L L C | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 198
Weighted Average Amortization Period (in years)	15 years